AVAILABLE FOR SALE SECURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Amortized cost	$ 198,568	$ 197,449
Accumulated net unrealized (loss)/gain	(87,766)	(78,960)
Available-for-sale Securities	110,802	118,489
Corporate Bond Securities [Member]
Available-for-sale Securities	45,100	38,900
Common stock - Frontline Ltd [Member]
Available-for-sale Securities	63,000	78,200
Common stock - NorAm Drilling [Member]
Available-for-sale Securities	2,000	1,400
Common Stock, Golden Close [Member]
Available-for-sale Securities	$ 600	$ 0